Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net

9. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2011	2012
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,902,259	2,904,171

	$5,232,108	$5,234,020
Less: accumulated amortization	(3,105,512)	(3,437,654)

	$2,126,596	$1,796,366

The Group recorded amortization expenses of $477,082, $439,965 and $330,220 for the years ended December 31, 2010, 2011 and 2012, respectively. The amortization expenses of the above intangible assets will be approximately $316,006, $301,699, $301,699, $301,699 and $221,583 for 2013, 2014, 2015, 2016 and 2017, respectively.